Related Party Balances Parent Company Only (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Amount due from related parties current
Amount due from related parties current	$ 26,302	¥ 182,615	¥ 105,137
Amount due from related parties non-current
Amount due from related parties non-current			70,000
Amount due to related parties current	17,561	121,928	397,588
Amount due to related parties non-current
Amount due to related parties non-current			27,384
Seller of iJoy
Amount due from related parties current
Amount due from related parties current	3,997	27,748	25,974
Amount due from related parties non-current
Amount due to related parties current	5,492	38,131	61,436
Seller of Aipu Group
Amount due from related parties current
Amount due from related parties current	14,187	98,500	28,500
Amount due from related parties non-current
Amount due from related parties non-current			70,000
Amount due to related parties current	4,321	30,000	76,666
Amount due to related parties non-current
Amount due to related parties non-current			11,034
Seller of WiFire BJ and Yilong
Amount due from related parties non-current
Amount due to related parties current			2,970
Seller Of Dermot Entities
Amount due from related parties non-current
Amount due to related parties current			205,800
Seller of Tianying
Amount due to related parties non-current
Amount due to related parties non-current			16,350
Parent Company
Amount due from subsidiaries current
Amount due from subsidiaries current	462,137	3,208,620	3,153,413
Amount due from related parties current
Amount due from related parties current	14,079	97,748	25,974
Amount due from related parties non-current
Amount due from related parties non-current			70,000
Amount due to subsidiaries current	1,402	9,732	3,728
Amount due to related parties current	9,813	68,131	346,872
Amount due to related parties non-current
Amount due to related parties non-current			27,384
Parent Company | 21Vianet Hong Kong Entities
Amount due from subsidiaries current
Amount due from subsidiaries current	437,455	3,037,249	2,997,103
Parent Company | 21ViaNet@Xian Holding Limited ("21V Xi'an Holding")
Amount due from subsidiaries current
Amount due from subsidiaries current	1,010	7,011	6,563
Parent Company | Venture
Amount due from subsidiaries current
Amount due from subsidiaries current	3,907	27,124	19,546
Parent Company | Asia Cloud Technology
Amount due from subsidiaries current
Amount due from subsidiaries current			4,157
Parent Company | WiFire Group Inc. ("WiFire Group")
Amount due from subsidiaries current
Amount due from subsidiaries current	619	4,301	649
Parent Company | Beijing Fastweb Technology Co., Ltd. ("Fastweb Technology")
Amount due from subsidiaries current
Amount due from subsidiaries current	8,724	60,574	54,364
Parent Company | 21Vianet Mobile Limited ("21V Mobile")
Amount due from subsidiaries current
Amount due from subsidiaries current	10,422	72,361	71,031
Parent Company | Seller of iJoy
Amount due from related parties current
Amount due from related parties current	3,997	27,748	25,974
Amount due from related parties non-current
Amount due to related parties current	5,492	38,131	61,436
Parent Company | Seller of Aipu Group
Amount due from related parties current
Amount due from related parties current	10,082	70,000
Amount due from related parties non-current
Amount due from related parties non-current			70,000
Amount due to related parties current	4,321	30,000	76,666
Amount due to related parties non-current
Amount due to related parties non-current			11,034
Parent Company | 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech")
Amount due from related parties non-current
Amount due to subsidiaries current	1	7	7
Parent Company | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Amount due from related parties non-current
Amount due to subsidiaries current	1,400	9,713	3,719
Parent Company | Twenty One Vianet China And Zhuoaiyi
Amount due from related parties non-current
Amount due to subsidiaries current		2	2
Parent Company | Diyixian.com Limited ("Diyixian.com")
Amount due from related parties non-current
Amount due to subsidiaries current	$ 1	¥ 10
Parent Company | Seller of WiFire BJ and Yilong
Amount due from related parties non-current
Amount due to related parties current			2,970
Parent Company | Seller Of Dermot Entities
Amount due from related parties non-current
Amount due to related parties current			205,800
Parent Company | Seller of Tianying
Amount due to related parties non-current
Amount due to related parties non-current			¥ 16,350